CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical)	Feb. 27, 2026
Statement of Stockholders' Equity [Abstract]
Reverse stock split	0.2